Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document type	6-K/A
Entity registrant name	AngloGold Ashanti plc
Amendment flag	true
Document period end date	Jun. 30, 2023
Document fiscal year focus	2023
Document fiscal period focus	Q2
Entity central index key	0001973832
Current fiscal year end date	--12-31
Amendment Description	Explanatory NoteGeneralThis Amendment No. 1 on Form 6-K/A (the “Amended Half-Year 2023 Form 6-K”) filed by AngloGold Ashanti plc (the “Company”) amends and restates certain items in the report on Form 6-K initially filed by the Company’s predecessor, AngloGold Ashanti Limited (currently known as AngloGold Ashanti (Pty) Ltd), with the U.S. Securities and Exchange Commission (the “SEC”) on 4 August 2023 (at 8:11 a.m. Eastern Daylight Time), which contains AngloGold Ashanti Limited’s previously issued unaudited condensed consolidated interim financial statements as of and for each of the six-month periods ended 30 June 2023 and 2022 (the “Original Half-Year 2023 Form 6-K”) (the “Original Half-Year 2023 Financial statements”).BackgroundIn connection with the preparation of its consolidated financial statements as of and for the financial year ended 31 December 2023, the Company, as successor issuer to AngloGold Ashanti Limited, concluded that (i) AngloGold Ashanti Limited’s previously issued audited consolidated financial statements as of and for the financial year ended 31 December 2022, included in the annual report on Form 20-F for the financial year ended 31 December 2022 filed by AngloGold Ashanti Limited with the SEC on 17 March 2023 (the “Original Full-Year 2022 Financial Statements” and together with the Original Half-Year 2023 Financial Statements, the “Affected Financials”) and (ii) the Original Half-Year 2023 Financial Statements, contained an error in the calculation of the net deferred tax asset with regard to the Obuasi mine. Additionally, the Company also identified other errors which were not considered material to the Affected Financials. Non-RelianceAs previously reported, on 21 February 2024, the Audit and Risk Committee of the board of directors of the Company (the “Audit and Risk Committee”), based on the recommendation of, and after consultation with, the Company’s management, concluded that the Affected Financials should no longer be relied upon.Impact of the RestatementsThe Audit and Risk Committee evaluated the effect of these prior period errors and determined that the Company needed to restate the Affected Financials, in both cases in accordance with IFRS Accounting Standards. The aggregate restatement due to the error related to the reported amount of the net deferred tax asset with regard to the Obuasi mine resulted in a reduction in profit for the financial year ended 31 December 2022 by $49 million, a reduction in profit for the six-month period ended 30 June 2023 by $79 million and no change in profit for the six-month period ended 30 June 2022. The restatement due to the other immaterial errors which were also corrected resulted in a reduction in profit for the financial year ended 31 December 2022 by $16 million, a reduction in profit for the six-month period ended 30 June 2023 by $1 million and an increase in profit for the six-month period ended 30 June 2022 by $3 million. The restatements had no impact on the Group’s debt, the financial maintenance covenants in its credit facilities or its statement of cash flows. Furthermore, certain other information has also been adjusted to reflect the effects of the corporate restructuring. For further information on the restatements, including the impact thereof on each financial statement line item, see Note 1.1 to the restated Original Half-Year 2023 Financial Statements included herein.Items Restated HereinFor the convenience of the reader, this Amended Half-Year 2023 Form 6-K presents the Original Half-Year 2023 Form 6-K in its entirety. Except as relating to the identified errors and the restatements described above, there were no changes to any other parts of the Original Half-Year 2023 Form 6-K. In addition, except as relating to the identified errors and the restatements described above, this Amended Half-Year 2023 Form 6-K is presented as of the date of the Original Half-Year 2023 Form 6-K and has not been updated to reflect events, results or developments that occurred at a later date or facts that became known to the Company subsequent to the submission of the Original Half-Year 2023 Form 6-K and should therefore be read in their historical context. Among other things, forward-looking statements made in the Original Half-Year 2023 Form 6-K have not been revised to reflect events, results or developments that occurred at a later date or facts that became known to the Company subsequent to the submission of the Original Half-Year 2023 Form 6-K, and such forward-looking statements should be read in conjunction with the Company’s filings with the SEC, including those subsequent to the submission of the Original Half-Year 2023 Form 6-K.Separately, the Company has also presented the restated Original Full-Year 2022 Financial Statements in its annual report on Form 20-F for the financial year ended 31 December 2023 filed by AngloGold Ashanti plc with the SEC on 25 April 2024.